Taxation - Schedule of Taxes on items Recognized in other Comprehensive (loss) income or Directly in Equity (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Income Taxes [Line Items]
Deferred tax benefit on remeasurement on defined benefit pension plans	$ 0	$ (43)
Employee benefits [member]
Disclosure Of Income Taxes [Line Items]
Deferred tax benefit on remeasurement on defined benefit pension plans	0	(43)
Deferred and share-based compensation [member]
Disclosure Of Income Taxes [Line Items]
Deferred tax expense on share-based payments	3	28
Current tax benefit on share-based payments	$ (6)	$ (4)